PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31
	2022	2021
	(Unaudited)
Other receivable (1)	$112,094	$108,129
Prepaid expenses and other (2)	33,891	67,827
Prepaid expenses and other assets	$145,985	$175,956

(1)

Other receivable primarily includes short-term advances to employees for business operations, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement, and security deposits for performance of the contracts.

(2)	Prepaid expenses and others include IT equipment and tools which are charged to cost of revenue upon sales, as well as prepaid rental and other expenses, which are amortized over the service periods.